Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Apr. 01, 2020
Depreciation and amortization expense		$ 0	$ 100	$ 200	$ 300
Property and equipment		$ 45		$ 45		$ 860
Lab Equipment and Other Assets
Property and equipment								$ 600
Proceeds from transfer of assets for cash	$ 600
Predecessor Company
Depreciation and amortization expense						400	$ 400
Property and equipment						$ 860	$ 956